Restatement of previously issued unaudited condensed financial statements (Tables)	12 Months Ended
Dec. 31, 2022
Restatement of previously issued unaudited condensed financial statements
Summary of effects of the restatements on the specific items presented in the prior Period Financial Statements

UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS

(In thousands of U.S. dollars)

	As of December 31, 2021
	As previously reported	Adjustment	As restated
TOTAL ASSETS	283,076	—	283,076
LIABILITIES
Deferred revenue, current portion	10,037	(2,583)	7,454
Current liabilities of discontinued operations	86,137	2,583	88,720
TOTAL LIABILITIES	203,920	—	203,920

TOTAL LIABILITIES, MEZZANINE EQUITY AND TOTAL EQUITY	283,076	—	283,076

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

(In thousands of U.S. dollars, except share, ADS, per share and per ADS data)

	Six months ended June 30, 2021
	As previously reported	Adjustment	As restated
Net revenues:
Services	35,405	(13,263)	22,142
Services - third parties	35,405	(13,263)	22,142
Products	3,747	—	3,747
Products - third parties	3,747	—	3,747
Total net revenues	39,152	(13,263)	25,889

Cost of revenues:
Services	25,228	(2,610)	22,618
Services - third parties	25,228	(2,610)	22,618
Products	1,628	—	1,628
Products - third parties	1,628	—	1,628
Total cost of revenues	26,856	(2,610)	24,246
Gross profit	12,296	(10,653)	1,643

Operating expenses:
Selling Expenses	706	—	706
General and administrative expenses	8,781	—	8,781
Total operating expenses	9,487	—	9,487

Operating income (loss) from continuing operations	2,809	(10,653)	(7,844)
Interest income	36	—	36
Government subsidy income	1,284	—	1,284

Income (loss) before income tax from continuing operations	4,129	(10,653)	(6,524)
Income tax expenses	914	—	914

Income (loss) before loss in equity method investments	3,215	(10,653)	(7,438)
(Loss) from equity method investment	(105)	—	(105)

Income (loss) from continuing operations, net	3,110	(10,653)	(7,543)

Discontinued operations:
Income from the operations of the discontinued operations, net of income tax	2,525	10,653	13,178
Gain on the deconsolidation of the discontinued operations, net of tax	—	—	—
Net Income from discontinued operations	2,525	10,653	13,178

Net income	5,635	—	5,635
Net income attributable to noncontrolling interest from continuing operations	420	—	420
Net income attributable to noncontrolling interest from discontinued operations	850	—	850
Net income attributable to ordinary shareholders of Gravitas Education Holdings, Inc.	4,365	—	4,365

Net income	5,635	—	5,635

Net income (loss) per share
Net income (loss) per share attributable to ordinary shareholders of Gravitas Education Holdings, Inc. from continuing operations
Basic	0.09	(0.37)	(0.28)
Diluted	0.09	(0.37)	(0.28)

Net income per share attributable to ordinary shareholders of Gravitas Education Holdings, Inc. from discontinued operations
Basic	0.06	0.37	0.43
Diluted	0.06	0.37	0.43

Net income per share attributable to ordinary shareholders of Gravitas Education Holdings, Inc.
Basic	0.15	—	0.15
Diluted	0.15	—	0.15

Weighted average shares used in calculating net income(loss) per share attributable to ordinary shareholders of Gravitas Education Holdings, Inc. from continuing operations
Basic	28,391,955	—	28,391,955
Diluted	28,968,047	(576,092)	28,391,955

	Six months ended June 30, 2022
	As previously reported	Adjustment	As restated
Net revenues:
Services	27,261	(6,169)	21,092
Services - third parties	25,930	(6,169)	19,761
Services-related parties	1,331	—	1,331
Products	2,307	—	2,307
Products - third parties	2,262	—	2,262
Products-related parties	45	—	45

Total net revenues	29,568	(6,169)	23,399

Cost of revenues:
Services	22,777	(1,259)	21,518
Services - third parties	22,116	(1,259)	20,857
Services-related parties	661	—	661
Products	1,214	—	1,214
Products - third parties	1,186	—	1,186
Products-related parties	28	—	28
Total cost of revenues	23,991	(1,259)	22,732
Gross profit	5,577	(4,910)	667

Operating expenses:
Selling Expenses	884	—	884
General and administrative expenses	7,409	—	7,409
Total operating expenses	8,293	—	8,293

Operating (loss) from continuing operations	(2,716)	(4,910)	(7,626)
Interest income	293	—	293
Government subsidy income	1,095	—	1,095

(Loss) before income taxes from continuing operations	(1,328)	(4,910)	(6,238)
Income tax expenses	1,801	—	1,801

(Loss) before loss in equity method investments	(3,129)	(4,910)	(8,039)
Loss from equity method investment	(9)	—	(9)

(Loss) from continuing operations, net	(3,138)	(4,910)	(8,048)

Discontinued operations:
(Loss) income from the operations of the discontinued operations, net of income taxes	(2,134)	4,910	2,776
Gain on the deconsolidation of the discontinued operations, net of tax	30,537	—	30,537

Net Income from discontinued operations	28,403	4,910	33,313

Net income	25,265	—	25,265
Net income attributable to noncontrolling interest from continuing operations	6	—	6
Net (loss) attributable to noncontrolling interest from discontinued operations	(1,574)	—	(1,574)

Net income attributable to ordinary shareholders of Gravitas Education Holdings, Inc.	26,833	—	26,833

Net income	25,265	—	25,265

Net (loss) per share
Net (loss) per share attributable to ordinary shareholders of Gravitas Education Holdings, Inc. from continuing operations
Basic	(0.11)	(0.18)	(0.29)
Diluted	(0.11)	(0.18)	(0.29)

Net income per share attributable to ordinary shareholders of Gravitas Education Holdings, Inc. from discontinued operations
Basic	1.07	0.18	1.25
Diluted	1.05	0.20	1.25

Net income per share attributable to ordinary shareholders of Gravitas Education Holdings, Inc.
Basic	0.96	—	0.96
Diluted	0.94	0.02	0.96

Weighted average shares used in calculating net income (loss) per share attributable to ordinary shareholders of Gravitas Education Holdings, Inc. from continuing operations
Basic	28,078,124	—	28,078,124
Diluted	28,460,587	(382,463)	28,078,124